Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Anguo
Business combinations
Schedule of purchase price allocation

Amount
RMB
Fair value of liabilities to be assumed	34,081
Cash consideration	33,459
Total consideration	67,540

		Amortization
	Amount	years
	RMB	Years
Cash and cash equivalents	412	—
Restricted time deposits	5,000	—
Other working capital	39,065	—
License	21,000	15
Goodwill	7,313	—
Deferred tax liability	(5,250)	—
Total	67,540	—

Newsky Wisdom
Business combinations
Schedule of purchase price allocation

Amount
RMB
Cash paid	25,000
Less: Financial asset acquired for an earn-out arrangement	1,179
Cash consideration	23,821
Noncontrolling interests	23,349
Total	47,170

		Amortization
	Amount	years
	RMB	Years
Cash and cash equivalent of Newsky Wisdom at acquisition date	2,240	—
Other working capital	28,914	—
Identifiable intangible assets acquired	—	—
Software	1,000	3
Customer relationship	2,200	4
Brand	2,800	10
Backlog	800	3
Goodwill	10,236	—
Deferred tax liabilities	(1,020)	—
Total	47,170	—